BASIS OF PRESENTATION	3 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]
Note 1 - BASIS OF PRESENTATION

The accompanying unaudited consolidated condensed financial statements of Sector 10, Inc. (“Sector 10” or the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and required by Rule 10-01 of Regulation S-X. They do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation, have been included in the accompanying unaudited consolidated financial statements. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full year.

The report filed for the period December 31, 2010 presented the results of operations from the emergency response business as discontinued operations due to the pending acquisition by Solar Tracer Corporation and First Diversified Equities, Inc.  Due to the subsequent unilateral cancellation of the transaction, the Company has continued in the emergency response business and as such the results for the emergency response business are treated as continuing operations in the presentation for both the periods ended December 31, 2011 and 2010.